WARRANTS (Details)	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY	Dec. 02, 2011 Warrants C Series B Shares USD ($)	Dec. 02, 2011 Warrants C Series B Shares CNY	Jan. 31, 2012 Warrants C Series B Shares CNY	Sep. 02, 2011 Warrants C Series C Shares USD ($)	Sep. 02, 2011 Warrants C Series C Shares CNY	Sep. 02, 2010 Warrants C Series C Shares	Dec. 02, 2011 Warrants C Series C Shares USD ($)	Sep. 02, 2010 Warrants C Minimum [Member]	Sep. 02, 2010 Warrants C Minimum [Member] USD ($)	Sep. 02, 2010 Warrants C Maximum [Member]	Sep. 02, 2010 Warrants C Maximum [Member] USD ($)	Sep. 02, 2010 Warrants C Service Provider	Mar. 28, 2012 Warrants D	Mar. 28, 2012 Warrants D item	Dec. 11, 2013 Warrants D Series D Shares USD ($)	Mar. 28, 2012 Warrants D1 [Member]	Mar. 28, 2012 Warrants D1 [Member] USD ($)	Oct. 31, 2014 Warrants D2 [Member] USD ($)	Oct. 31, 2014 Warrants D2 [Member] CNY	Mar. 28, 2012 Warrants D2 [Member]	Mar. 28, 2012 Warrants D2 [Member] USD ($)	Oct. 31, 2014 Warrants D2 [Member] Class B Common Shares
Class of Warrant or Right [Line Items]
Warrants issued during period									4,632,468						820,284				1,500,000				1,500,000
Number of batches																	2
Exercise Price (dollar per share)												$ 2.20		$ 4.67				$ 5.50		$ 5.70				$ 6.00
Term											12 months		15 months						2 years				4 years
Warrants exercised (in shares)				2,411,193	2,411,193		1,668,639	1,668,639								3,000,000
Number of securities purchased				2,411,193	2,411,193		1,668,639	1,668,639																	1,500,000
Proceeds from exercise of warrants	$ 8,172,208	50,705,282	222,558	$ 5,304,611	33,587,707	222,558	$ 7,177,110	45,857,401													$ 8,249,993	50,705,282
Number of securities called by expired warrants										1,372,920
Expired exercise price (dollar per share)										$ 4.67